Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance	$ 19,362	$ 26,174
Deferred taxes increased (decrease)	(6,800)	14,600
Federal net operating loss carryforwards	49,500	69,500
State net operating loss carryforwards	70,000	70,000
Federal net operating loss carryforwards not expire	$ 49,500	$ 61,800
Income tax description	As of December 31, 2020, the federal net operating loss carryforwards do not expire as federal net operating loss carryforwards generated after December 31, 2017 will be carried forward indefinitely and the state net operating loss carryforward begins expiring in 2035 through 2040	As of December 31, 2019, the federal net operating loss carryforward begins expiring in 2035 through 2040, and the state net operating loss carryforward begins expiring in 2035 through 2040.
Gross unrecognized tax benefits	$ 971	$ 651	$ 180
Unrecognized tax benefits	400
Maximum [Member]
Recognizes business income	1,000
Business credit maximum offset	5,000
Domestic Tax Authority [Member]
Research and development credit carryforwards	2,100	1,400
State and Local Jurisdiction [Member]
Research and development credit carryforwards	$ 10	$ 1,200